Write Down of Vessels - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Impaired Long-Lived Assets Held and Used [Line Items]
Write-down of vessels	$ 29,367
Suezmax Tankers [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Number of vessels	3